Call Money and Funds Purchased [Text Block]	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Call Money and Funds Purchased [Text Block]
10.	CALL MONEY AND FUNDS PURCHASED

A summary of funds transactions for the fiscal years ended March 31, 2018 and 2019 is as follows:

	2018	2019
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥2,452,543	¥2,450,320
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.31%	0.12%